Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Provisions and other non-current liabilities
Schedule of provisions and other non-current liabilities, including analysis of changes

As of December 31,
(M$)	2020	2019	2018
Litigations and accrued penalty claims	320	386	736
Provisions for environmental contingencies	960	742	862
Asset retirement obligations	15,368	14,492	14,286
Other non-current provisions	2,868	2,927	3,144
of which restructuring activities	293	135	134
of which financial risks related to non-consolidated and equity consolidated affiliates	134	130	100
of which contingency reserve on solar panels warranties (SunPower)	82	140	173
Other non-current liabilities	1,409	2,066	2,404
TOTAL	20,925	20,613	21,432

				Currency
	As of			translation		As of
(M$)	January, 1st	Allowances	Reversals	adjustment	Other	December, 31
2020	20,613	1,756	(1,378)	452	(518)	20,925
of which asset retirement obligations		607	(519)
of which provisions for environmental contingencies		217	(93)
of which provisions for restructuring of activities		271	(135)
2019	21,432	1,248	(2,414)	(33)	380	20,613
of which asset retirement obligations		639	(460)
of which provisions for environmental contingencies		30	(92)
of which provisions for restructuring of activities		60	(122)
2018	15,986	2,416	(1,378)	(519)	4,927	21,432
of which asset retirement obligations		530	(320)
of which provisions for environmental contingencies		33	(111)
of which provisions for restructuring of activities		149	(106)

Schedule of changes in the asset retirement obligation

					Spending on	Currency
	As of		Revision in	New	existing	translation		As of
(M$)	January 1,	Accretion	estimates	obligations	obligations	adjustment	Other	December 31,
2020	14,492	607	526	87	(519)	284	(109)	15,368
2019	14,286	639	(601)	567	(460)	47	14	14,492
2018	12,240	530	(458)	811	(320)	(364)	1,847	14,286